                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6567

                     Van Kampen Municipal Opportunity Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/07

Item 1. Report to Shareholders

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Municipal Opportunity Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2007.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/07

MUNICIPAL OPPORTUNITY TRUST
SYMBOL: VMO
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (4/24/92)            7.77%          7.50%

10-year                              7.53           8.61

5-year                               7.34           8.89

1-year                               7.08           8.04

6-month                              1.12          10.49
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period. The trust's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/ reimbursements the trust's returns would have been lower.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2007

MARKET CONDITIONS

The overall environment for municipal bonds was favorable during the reporting period, but mixed economic indicators and concerns about the residential housing sector led to increased market uncertainty and volatility. At the beginning of the period, the pace of economic growth appeared to be slowing, but in December, the outlook for the economy turned positive following a slate of stronger-than-expected economic releases. The improved economic picture pushed bond yields higher and effectively reversed the run-up in prices that had begun in July on concerns over the weak housing market's potential drag on the economy. Bonds continued to decline until February, when the sub-prime mortgage market showed signs of deterioration, causing a sell-off in equities and a flight-to-quality bond market rally. In March, the rally ended as strong employment reports and upward movement in inflationary pressures sparked selling in an overbought Treasury market. At month end, however, the short end of the bond market rebounded strongly following news that the Federal Open Market Committee (the "Fed") had dropped its bias toward higher rates. This came as somewhat of a surprise, given the fact that core inflation readings remained elevated.

Municipal bond yields followed the general movement of the Treasury market. However, the 30-year AAA municipal yield reached lows not seen in decades, declining to 4.00 percent in the first half of the reporting period before reversing course and ending the period higher at 4.10 percent. Yields on the short end of the municipal curve rose more than long-term yields during the period. As a result, the short end of the curve posted the lowest returns while the long end outperformed other portions of the curve by as much as 70 basis points. The slope of the municipal curve (which is defined by the traditional yield advantage of bonds with longer maturities) still remained relatively flat and as such, the yield differential between long maturity and short maturity issues was quite small.

New issue supply rose dramatically during the period, increasing by 34 percent versus the same six-month period a year ago, as relatively low interest rates spurred municipalities to refinance their debt. Demand for municipal bonds was robust as well, particularly for high-yield securities as investors proved increasingly willing to take on more risk in return for relatively higher yields. The strong demand caused most credit spreads, which were already near historically tight levels, to further narrow. As a result, the lower-quality, higher yielding segment of the market considerably outperformed, returning 182 basis points more than the investment-grade segment for the overall period.

PERFORMANCE ANALYSIS

The Trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the Trust underperformed its benchmark index, the Lehman Brothers Municipal Bond Index. On a market price basis, the Trust outperformed its benchmark.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2007

---------------------------------------------------------------
      BASED ON     BASED ON     LEHMAN BROTHERS MUNICIPAL
        NAV      MARKET PRICE          BOND INDEX

       1.12%        10.49%                1.59%
---------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

A variety of strategies drove the Trust's performance during the course of the period. One of the key drivers was our focus on the long end of the yield curve. Given the relatively flat shape of the curve throughout the period, we invested in bonds with maturities of 25 years or more in order to capture more attractive yields. The emphasis on longer-maturity issues proved beneficial to performance as this segment of the curve outperformed for the overall period.

We also focused on the higher-yielding sector of the market, adding to positions in BBB rated credits in particular. Additionally, in an effort to further enhance yield, we added to the Trust's holdings of inverse floating-rate securities.* These strategies were additive to the Trust's performance during the first four months of the period. In the last two months, however, spread widening led the performance of lower-rated credits to wane and rising interest rates hurt the performance of inverse floating-rate securities. As a result, the Trust's emphasis on these credits detracted somewhat from performance late in the period. Because the inverse floating-rate securities effectively added to the portfolio's duration (a measure of interest-rate risk), we hedged that risk by selling 10- and 30-year U.S. Treasury futures. This strategy was additive to performance for the overall period and served to keep the Trust's duration neutral to that of the Lehman Brothers Municipal Bond Index.

The biggest contributor to the Trust's underperformance versus the Lehman Brothers Municipal Bond Index was its holdings in tobacco revenue bonds.

*An inverse floating-rate security, or "inverse floater", is a variable rate security whose coupon rate changes in the opposite direction from the change in the reference rate used to calculate the coupon rate.

A large amount of older tobacco bonds were pre-refunded during the period. Unlike the Lehman Brothers Municipal Bond Index, which contained these older bonds, the Trust only had positions in newer tobacco bonds which were not pre-refunded. As such, the portfolio was not able to benefit from the refundings that took place during the period, which detracted from the performance of the Trust's holdings in this sector relative to those of the Lehman Brothers Municipal Bond Index. In addition, the portfolio had an overweight in the sector relative to the Lehman Brothers Municipal Bond Index, which dampened returns in the latter months of the period when spreads widened.

The Trust was also overweighted versus the Lehman Brothers Municipal Bond Index in health care securities. Over the course of the period, an abundant supply in the sector pushed spreads wider and prices lower. As a result, the portfolio's positioning here hindered returns. Conversely, strong security selection and a slight overweight relative to the Lehman Brothers Municipal Bond Index in utilities served the Trust well, as this sector enjoyed strong performance. The Trust remained well diversified across a broad spectrum of municipal market sectors. As of the end of the period, hospital, airports, and master tobacco settlement bonds represented the portfolio's largest sector weightings.

The Trustees have approved a procedure whereby the trust may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is lower at the time of purchase. This may help support the market value of the trust's shares.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

CHANGES IN INVESTMENT POLICIES

The Board of Trustees of the trust recently approved a non-fundamental investment policy for the trust allowing it to invest up to 20 percent of its assets in unrated securities that have been determined by Van Kampen Asset Management (the "Adviser") to be of comparable quality to those rated investment grade. This is in addition to the trust's current non-fundamental policy allowing it to invest up to 20 percent of its assets in unrated securities that have been determined by the Adviser to be of comparable quality to those rated below investment grade (BB/Ba or B by Standard & Poor's, Moody's Investor Services, Inc. or Fitch Ratings, Inc.).

Unrated securities may be less liquid than rated securities. This may have the effect of limiting the ability of the trust to sell such securities at their fair value in response to changes in the economy or the financial markets.

RATINGS ALLOCATION AS OF 4/30/07
AAA/Aaa                                                          58.2%
AA/Aa                                                             9.7
A/A                                                              13.0
BBB/Baa                                                          17.4
BB/Ba                                                             0.1
B/B                                                               0.3
Non-Rated                                                         1.3

TOP FIVE SECTORS AS OF 4/30/07
Hospital                                                         19.3%
Airports                                                         10.7
Master Tobacco Settlement                                         9.8
Wholesale Electric                                                8.2
General Purpose                                                   7.2

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/07
New Jersey                                                       10.6%
California                                                       10.4
New York                                                          8.9
Texas                                                             8.1
Illinois                                                          6.8
Washington                                                        4.2
Pennsylvania                                                      3.4
Alabama                                                           3.3
North Carolina                                                    3.2
Indiana                                                           2.9
Missouri                                                          2.7
South Carolina                                                    2.6
Nevada                                                            2.4
Arizona                                                           2.3
Puerto Rico                                                       2.2
Colorado                                                          2.1
Kentucky                                                          2.0
Massachusetts                                                     2.0
Georgia                                                           1.8
Oklahoma                                                          1.7
Louisiana                                                         1.7
South Dakota                                                      1.5
Maryland                                                          1.2
Florida                                                           1.2
District of Columbia                                              1.1
Ohio                                                              1.1
Minnesota                                                         1.1
Oregon                                                            1.0
Connecticut                                                       0.9
West Virginia                                                     0.8
Iowa                                                              0.7
Tennessee                                                         0.7
Alaska                                                            0.6
Nebraska                                                          0.5
Wisconsin                                                         0.5

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/07
                                       (continued from previous page)
Virginia                                                          0.4
New Mexico                                                        0.3
Michigan                                                          0.3
New Hampshire                                                     0.3
Utah                                                              0.2
Wyoming                                                           0.1
North Dakota                                                      0.1
Mississippi                                                       0.1
                                                                -----
Total Investments                                               100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. All percentages are shown as a percentage of total investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at
       (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 341-2929.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS - APRIL 30, 2007 (UNAUDITED)

PAR
AMOUNT
(000)            DESCRIPTION                                  COUPON   MATURITY       VALUE
------------------------------------------------------------------------------------------------
                 MUNICIPAL BONDS  187.4%
                 ALABAMA  6.1%
$       1,000    Alabama Bldg Renovation Fin Auth Rev Rfdg
                 (AMBAC Insd)................................ 5.625%   09/01/24   $    1,058,230
        1,550    Birmingham, AL Arpt Auth Arpt Rev Rfdg
                 (AMBAC Insd) (AMT) (a)...................... 5.500    07/01/14        1,611,008
        4,000    Birmingham Baptist Med Ctr AL Spl Care Fac
                 Fin Auth Rev Baptist Hlth Sys Inc Ser A..... 5.000    11/15/30        4,082,120
        1,000    Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A... 5.000    01/01/24        1,045,170
        4,250    Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A... 5.250    01/01/23        4,526,037
        2,295    Marshall Cnty, AL Hlthcare Ser C............ 6.000    01/01/32        2,467,033
            5    Mobile, AL Indl Dev Brd Solid Waste Disp Rev
                 Mobile Energy Svc Co Proj Rfdg.............. 6.950    01/01/20              469
        2,000    Montgomery, AL Wt (AMBAC Insd).............. 5.250    05/01/20        2,154,680
        2,000    Montgomery Cnty, AL Pub Bldg Auth Rev Wt Fac
                 Proj (MBIA Insd)............................ 5.000    03/01/31        2,113,200
       14,850    University of AL at Birmingham Hosp Rev Ser
                 A (d)....................................... 5.000    09/01/41       15,148,881
                                                                                  --------------
                                                                                      34,206,828
                                                                                  --------------
                 ALASKA  1.1%
        1,000    Alaska St Hsg Fin Corp Gen Hsg Ser A
                 (FGIC Insd)................................. 5.250    12/01/41        1,061,230
        5,000    Northern Tob Sec Corp AK Tob Settlement Rev
                 Asset Bkd Ser A............................. 5.000    06/01/46        4,919,600
                                                                                  --------------
                                                                                       5,980,830
                                                                                  --------------
                 ARIZONA  4.4%
        1,425    Arizona Cap Fac Fin Corp Student Hsg Rev AZ
                 St Univ Proj................................ 6.250    09/01/32        1,512,851
        2,900    Arizona Tourism & Sports Auth Multi Purp
                 Stad Fac Ser A (MBIA Insd) (Prerefunded @
                 7/01/13).................................... 5.375    07/01/22        3,163,088
        1,500    Maricopa Cnty, AZ Stad Dist Rfdg (AMBAC
                 Insd)....................................... 5.375    06/01/19        1,610,070
        2,875    Phoenix, AZ Civic Impt Corp Arpt Rev Jr Lien
                 (FGIC Insd) (AMT)........................... 5.375    07/01/29        2,881,095
          495    Pima Cnty, AZ Indl Dev Auth Indl Rev Lease
                 Oblig Irvington Proj Tucson Rfdg Ser A (FSA
                 Insd)....................................... 7.250    07/15/10          508,771
       14,840    University of AZ Med Ctr Corp............... 5.000    07/01/35       15,062,748
                                                                                  --------------
                                                                                      24,738,623
                                                                                  --------------
                 CALIFORNIA  19.6%
        2,630    Anaheim, CA Pub Fin Auth Lease Rev Cap
                 Apprec Sub Pub Impt Proj Ser C (FSA Insd)...   *      09/01/20        1,499,047
        2,400    Bay Area Govt Assn CA Rev Tax Alloc CA Redev
                 Pool Ser A (XLCA Insd)...................... 5.250    09/01/29        2,570,856
        1,050    California Cnty, CA Tob Sec Agy Asset Bkd
                 Merced Cnty Rfdg Ser A...................... 5.125    06/01/38        1,053,402

See Notes to Financial Statements                                              9

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)            DESCRIPTION                                  COUPON   MATURITY       VALUE
------------------------------------------------------------------------------------------------
                 CALIFORNIA (CONTINUED)
$       2,000    California Cnty, CA Tob Sec Agy Asset Bkd
                 Sonoma Cnty Corp Rfdg....................... 5.125%   06/01/38   $    2,002,540
        1,750    California Cnty, CA Tob Sec Agy Asset Bkd
                 Sonoma Cnty Corp Rfdg....................... 5.250    06/01/45        1,774,308
       15,000    California Hlth Fac Fin Auth Rev Cedars
                 Sinai Med Ctr Rfdg (d)...................... 5.000    11/15/34       15,408,900
        1,800    California Hlth Fac Fin Auth Rev Kaiser
                 Permanente Ser A............................ 5.000    04/01/37        1,850,130
        2,000    California Pollutn Ctl Fin Auth Solid Waste
                 Disp Rev Waste Mgmt Inc Proj Ser B (AMT).... 5.000    07/01/27        2,037,400
           20    California Rural Home Mtg Fin Auth Single
                 Family Mtg Rev Ser C (GNMA Collateralized)
                 (AMT)....................................... 7.800    02/01/28           20,369
          630    California St (AMBAC Insd).................. 5.125    10/01/27          639,236
        3,775    California St (AMBAC Insd) (Prerefunded @
                 10/01/07)................................... 5.125    10/01/27        3,835,362
        7,000    California Statewide Cmnty Dev Auth Rev
                 Daughters of Charity Hlth Ser A............. 5.000    07/01/39        7,095,620
        7,750    California Statewide Cmnty Dev Auth Rev
                 Daughters of Charity Hlth Ser A............. 5.250    07/01/30        8,059,845
        5,000    California Statewide Cmnty Dev Auth Rev Hlth
                 Fac Adventist Hlth Ser A.................... 5.000    03/01/30        5,133,350
        3,000    California Statewide Cmnty Dev Auth Rev Hlth
                 Fac Adventist Hlth Ser A.................... 5.000    03/01/35        3,068,100
        3,600    California Statewide Cmnty Dev Auth Rev
                 Kaiser Permanente Ser B..................... 5.000    03/01/41        3,691,548
        5,200    California Statewide Cmnty Dev Auth Rev
                 Kaiser Permanente Ser B..................... 5.250    03/01/45        5,460,156
        2,000    California St Dept Wtr Res Pwr Ser A
                 (Prerefunded @ 5/01/12)..................... 5.750    05/01/17        2,212,480
        5,770    California St (Prerefunded @ 2/01/14)....... 5.000    02/01/33        6,226,811
        3,500    California St Pub Wk Brd Lease Rev Dept
                 Corrections Ser C........................... 5.250    06/01/28        3,708,390
        2,000    California St Pub Wk Brd Lease Rev Dept
                 Mental Hlth Coalinga Ser A.................. 5.000    06/01/25        2,090,260
        5,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev
                 Cap Apprec Rfdg.............................   *      01/15/25        1,841,000
        4,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev
                 Conv Cap Apprec Sr Lien Ser A (e)........... 7.050    01/01/10        4,351,280
        2,400    Tobacco Sec Auth Northn CA Tob Settlement
                 Rev Asset Bkd Ser A-1....................... 5.375    06/01/38        2,465,736
        1,600    Tobacco Sec Auth Northn CA Tob Settlement
                 Rev Asset Bkd Ser A-1....................... 5.500    06/01/45        1,650,560
        6,000    Tobacco Sec Auth Southn CA Tob Settlement
                 Ser A-1..................................... 5.000    06/01/37        5,958,180

 10                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)            DESCRIPTION                                  COUPON   MATURITY       VALUE
------------------------------------------------------------------------------------------------
                 CALIFORNIA (CONTINUED)
$      12,000    Tobacco Sec Auth Southn CA Tob Settlement
                 Ser A-1..................................... 5.125%   06/01/46   $   12,013,560
        1,600    Turlock, CA Hlth Fac Rev Ctf Partn Emanuel
                 Med Ctr Inc................................. 5.375    10/15/34        1,672,368
                                                                                  --------------
                                                                                     109,390,794
                                                                                  --------------
                 COLORADO  4.0%
        3,000    Colorado Hlth Fac Auth Rev Catholic Hlth
                 Initiatives Ser A (e)....................... 5.500    03/01/32        3,223,200
        2,500    Colorado Hlth Fac Auth Rev Covenant
                 Retirement Cmnty Inc........................ 5.000    12/01/35        2,539,150
        3,700    Colorado Hlth Fac Auth Rev Evangelical
                 Lutheran.................................... 5.000    06/01/35        3,779,809
        1,000    Colorado Hlth Fac Auth Rev Hosp Portercare
                 Adventist Hlth (Prerefunded @ 11/15/11)..... 6.500    11/15/31        1,122,060
        1,000    Colorado Hsg Fin Auth Multi-Family Hsg Ins
                 Mtg Ser B-2 (FHA Gtd) (AMT)................. 5.800    10/01/28        1,015,660
        5,440    Colorado Hsg Fin Auth Single Family Mtg Rev
                 Ser C-3 (AMT) (d)........................... 4.625    11/01/36        5,362,480
           56    Colorado Hsg Fin Auth Single Family Pgm Sr
                 Ser A-2 (AMT)............................... 7.250    05/01/27           56,075
           20    Colorado Hsg Fin Auth Single Family Pgm Sr
                 Ser C-1 (AMT)............................... 7.550    11/01/27           20,020
        1,005    Greeley, CO Multi-Family Rev Hsg Mtg Creek
                 Stone (FHA Gtd) (AMT)....................... 5.950    07/01/28        1,026,165
          530    Highlands Ranch Metro Dist No 2 CO (FSA
                 Insd) (e)................................... 6.500    06/15/11          586,583
          470    Highlands Ranch Metro Dist No 2 CO
                 (FSA Insd).................................. 6.500    06/15/11          520,177
        1,500    Park Creek Metro Dist CO Rev Sr Ltd Tax Ppty
                 Rfdg........................................ 5.500    12/01/37        1,593,975
        1,500    University of CO Hosp Auth Rev Ser A........ 5.250    11/15/39        1,557,375
                                                                                  --------------
                                                                                      22,402,729
                                                                                  --------------
                 CONNECTICUT  1.6%
        6,500    Connecticut St Spl Oblig Pkg Rev Bradley
                 Intl Arpt Ser A (ACA Insd) (AMT)............ 6.600    07/01/24        7,057,310
        1,000    Hartford, CT Pkg Sys Rev Ser A (Prerefunded
                 @ 7/01/10).................................. 6.400    07/01/20        1,079,210
        1,000    Mashantucket West Pequot Tribe CT Spl Rev
                 Ser A (f)................................... 5.500    09/01/36        1,057,890
                                                                                  --------------
                                                                                       9,194,410
                                                                                  --------------

See Notes to Financial Statements                                             11

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)            DESCRIPTION                                  COUPON   MATURITY       VALUE
------------------------------------------------------------------------------------------------
                 DISTRICT OF COLUMBIA  2.1%
$       2,500    District Columbia Rev Gonzaga College
                 (FSA Insd).................................. 5.250%   07/01/32   $    2,658,850
        8,850    Metropolitan WA Auth Sys Ser A
                 (FGIC Insd) (AMT)........................... 5.250    10/01/32        9,300,288
                                                                                  --------------
                                                                                      11,959,138
                                                                                  --------------
                 FLORIDA  2.3%
          460    Escambia Cnty, FL Hlth Auth Rev FL Hlthcare
                 Fac Ln VHA Pgm (AMBAC Insd)................. 5.950    07/01/20          477,600
        2,500    Highlands Cnty, FL Hlth Fac Auth Rev Hosp
                 Adventist Hlth Sys Ser C.................... 5.250    11/15/36        2,620,375
        1,000    Highlands Cnty, FL Hlth Fac Auth Rev Hosp
                 Adventist Hlth Sys Ser D.................... 5.000    11/15/35        1,020,530
        1,000    Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth
                 Sys (Prerefunded @ 11/15/12)................ 5.500    11/15/32        1,094,690
        2,500    Miami-Dade Cnty, FL Aviation Miami Intl Arpt
                 (FGIC Insd) (AMT)........................... 5.375    10/01/32        2,639,600
        2,100    Miami-Dade Cnty, FL Aviation Miami Intl Arpt
                 Ser A (FGIC Insd) (AMT)..................... 5.375    10/01/27        2,219,343
          215    North Broward, FL Hosp Dist Rev Impt........ 6.000    01/15/31          229,149
        2,160    North Broward, FL Hosp Dist Rev Impt
                 (Prerefunded @ 1/15/11)..................... 6.000    01/15/31        2,347,423
                                                                                  --------------
                                                                                      12,648,710
                                                                                  --------------
                 GEORGIA  3.4%
        1,000    Atlanta, GA Arpt Rev Ser B (FGIC Insd)
                 (AMT)....................................... 5.625    01/01/30        1,046,970
        1,383    Fulton Cnty, GA Lease Rev (Acquired
                 12/23/94, Cost $1,382,772) (c).............. 7.250    06/15/10        1,408,921
        7,000    Georgia Muni Elec Auth Pwr Rev Ser A (MBIA
                 Insd)....................................... 6.500    01/01/20        8,674,260
        3,770    Monroe Cnty, GA Dev Auth Pollutn Ctl Rev
                 Oglethorpe Pwr Corp Scherer Ser A........... 6.800    01/01/12        4,230,279
        2,500    Municipal Elec Auth GA Combustion Turbine
                 Proj Ser A (MBIA Insd)...................... 5.250    11/01/21        2,665,700
        1,000    Oconee Cnty, GA Indl Dev Auth Rev Oiit Proj
                 (XLCA Insd)................................. 5.250    07/01/25        1,057,880
                                                                                  --------------
                                                                                      19,084,010
                                                                                  --------------
                 ILLINOIS  12.9%
        3,750    Bolingbrook, IL Cap Apprec Ser B (MBIA
                 Insd).......................................   *      01/01/30        1,116,787
        3,150    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
                 Third Lien Rfdg Ser A (MBIA Insd) (AMT)..... 5.375    01/01/32        3,307,311
       20,900    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
                 Third Lien (MBIA Insd) (d).................. 5.250    01/01/24       23,090,803
          615    Chicago, IL Pk Dist Ser C (FGIC Insd)....... 5.500    01/01/19          655,049
        1,885    Chicago, IL Pk Dist Ser C (FGIC Insd)
                 (Prerefunded @ 7/01/11)..................... 5.500    01/01/19        2,016,008

 12                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)            DESCRIPTION                                  COUPON   MATURITY       VALUE
------------------------------------------------------------------------------------------------
                 ILLINOIS (CONTINUED)
$          10    Chicago, IL Single Family Mtg Rev Ser A
                 (GNMA Collateralized) (AMT)................. 7.000%   09/01/27   $       10,247
        4,500    Cook Cnty, IL Cap Impt Ser A (FGIC Insd).... 5.000    11/15/23        4,650,165
        6,000    Illinois Fin Auth Rev Northwestern Mem Hosp
                 Ser A....................................... 5.500    08/15/43        6,528,360
        3,630    Kendall, Kane & Will Cntys, IL Cmnty Unit
                 Sch Dist No 308 Ser B (FGIC Insd) (a)....... 5.250    10/01/20        3,884,572
        1,925    Kendall, Kane & Will Cntys, IL Cmnty Unit
                 Sch Dist No 308 Ser B (FGIC Insd)........... 5.250    10/01/21        2,060,000
        1,250    Metropolitan Pier & Expo Auth IL Dedicated
                 St Tax Rev McCormick Pl Expn Proj Ser A
                 (FGIC Insd)................................. 5.375    12/15/18        1,311,138
        2,000    Metropolitan Pier & Expo Auth IL Dedicated
                 St Tax Rev McCormick Pl Expn Proj Ser A
                 (FGIC Insd)................................. 5.500    12/15/24        2,098,620
        6,000    Metropolitan Pier & Expo Auth IL Dedicated
                 St Tax Rev McCormick Pl Expn Ser A (MBIA
                 Insd)....................................... 5.250    06/15/42        6,372,480
        3,000    Pekin, IL Mtg Rev United Auto Workers Inc
                 Proj Ser A (GNMA Collateralized)............ 5.250    05/20/34        3,079,260
        5,000    Regional Tran Auth IL Ser B (AMBAC Insd).... 8.000    06/01/17        6,612,500
        5,000    University IL Univ Rev Aux Sys Fac Rfdg Ser
                 A (AMBAC Insd).............................. 5.000    04/01/30        5,147,550
                                                                                  --------------
                                                                                      71,940,850
                                                                                  --------------
                 INDIANA  5.4%
        1,000    Allen Cnty, IN Juvenile Just Ctr First Mtg
                 (AMBAC Insd)................................ 5.500    01/01/18        1,076,660
        3,270    Allen Cnty, IN War Mem Coliseum Ser A (AMBAC
                 Insd) (Prerefunded @ 11/01/11) (a).......... 5.500    11/01/16        3,544,745
        8,240    Indiana Hlth Fac Fin Auth Hosp Rev Cmnty
                 Proj Ser A (AMBAC Insd)..................... 5.000    05/01/35        8,618,546
        2,000    Indiana Hlth Fac Fin Auth Hosp Rev Columbus
                 Regl Hosp Rfdg (FSA Insd)................... 7.000    08/15/15        2,289,040
        2,500    Indiana St Dev Fin Auth Rev Exempt Fac Conv
                 Rfdg (AMT).................................. 5.950    08/01/30        2,570,825
        2,300    Indiana St Hsg & Cmnty Dev Auth Single
                 Family Mtg Rev Amt Mtg (GNMA Collateralized)
                 (AMT) (d)................................... 4.600    07/01/31        2,261,970
       10,000    Indiana St Hsg & Cmnty Dev Auth Single
                 Family Mtg Rev Ser D-1 (GNMA Collateralized)
                 (AMT) (d)................................... 4.625    07/01/38        9,757,550
                                                                                  --------------
                                                                                      30,119,336
                                                                                  --------------

See Notes to Financial Statements                                             13

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)            DESCRIPTION                                  COUPON   MATURITY       VALUE
------------------------------------------------------------------------------------------------
                 IOWA  1.3%
$       1,890    Des Moines, IA Pub Pkg Sys Rev Ser A (FGIC
                 Insd) (a)................................... 5.750%   06/01/17   $    2,001,378
        2,500    Tobacco Settlement Auth IA Rev Asset Bkd
                 Ser C....................................... 5.500    06/01/42        2,597,525
        2,500    Tobacco Settlement Auth IA Rev Asset Bkd
                 Ser C....................................... 5.625    06/01/46        2,618,175
                                                                                  --------------
                                                                                       7,217,078
                                                                                  --------------
                 KENTUCKY  3.8%
        1,475    Kenton Cnty, KY Arpt Brd Rev
                 Cincinnati/Northn KY Intl Arpt Rfdg Ser A
                 (MBIA Insd) (AMT)........................... 6.200    03/01/08        1,503,202
          300    Kentucky Hsg Corp Hsg Rev Ser F (FNMA
                 Collateralized) (AMT)....................... 5.450    01/01/32          308,214
       14,295    Louisville & Jefferson Cntys, KY Metro Govt
                 Hlth Sys Rev Norton Hlthcare Inc (d)........ 5.250    10/01/36       14,871,565
        4,500    Louisville & Jefferson Cntys, KY Metro Govt
                 Indl Bldg Rev Sisters of Mercy Cincinnati... 5.000    10/01/35        4,606,785
                                                                                  --------------
                                                                                      21,289,766
                                                                                  --------------
                 LOUISIANA  3.3%
        5,000    Lafayette, LA Util Rev (MBIA Insd).......... 5.250    11/01/23        5,408,400
           60    Louisiana Hsg Fin Agy Mtg Rev Single Family
                 Access Pgm Ser B (GNMA Collateralized)
                 (AMT)....................................... 8.000    03/01/25           61,118
        1,960    Louisiana Hsg Fin Agy Rev Azalea Estates
                 Rfdg Ser A (GNMA Collateralized) (AMT)...... 5.375    10/20/39        2,055,177
        3,000    Louisiana St Energy & Pwr Auth Pwr Proj Rev
                 Rfdg (FSA Insd)............................. 5.750    01/01/12        3,241,980
        7,000    Louisiana St Gas & Fuels Tax Ser A
                 (FGIC Insd) (d)............................. 5.000    05/01/41        7,370,615
                                                                                  --------------
                                                                                      18,137,290
                                                                                  --------------
                 MARYLAND  2.3%
        2,000    Baltimore, MD Convention Ctr Hotel Rev Ser A
                 (XLCA Insd) (d)............................. 5.250    09/01/24        2,179,240
        2,050    Maryland St Econ Dev Corp Student Hsg Rev
                 Univ MD College Pk Proj Rfdg (Prerefunded @
                 06/01/13)................................... 5.625    06/01/35        2,267,341
        2,000    Maryland St Hlth & Higher Ed Fac Auth Rev
                 Medstar Hlth Rfdg........................... 5.375    08/15/24        2,112,700
        1,200    Maryland St Hlth & Higher Ed Fac Auth Rev
                 Union Hosp Cecil Cnty Issue................. 5.000    07/01/40        1,227,384
        4,710    Northeast, MD Waste Disp Auth Rfdg (AMBAC
                 Insd) (AMT)................................. 5.500    04/01/16        5,055,337
                                                                                  --------------
                                                                                      12,842,002
                                                                                  --------------

 14                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)            DESCRIPTION                                  COUPON   MATURITY       VALUE
------------------------------------------------------------------------------------------------
                 MASSACHUSETTS  3.7%
$       3,955    Massachusetts Bay Trans Auth Gen Trans Sys
                 Rfdg Ser A.................................. 5.500%   03/01/12   $    4,155,756
        4,800    Massachusetts St Dev Fin Agy Rev College
                 Pharmacy & Allied Hlth Ser D (AGL Insd)..... 5.000    07/01/35        4,997,232
        3,000    Massachusetts St Dev Fin Agy Semass Sys Ser
                 A (MBIA Insd)............................... 5.625    01/01/16        3,247,860
        1,000    Massachusetts St Hlth & Ed Fac Auth Rev
                 Partn Hlthcare Sys Ser C.................... 5.750    07/01/32        1,077,610
        1,000    Massachusetts St Hlth & Ed Fac Auth Rev
                 Saint Mem Med Ctr Ser A..................... 6.000    10/01/23        1,001,050
        6,050    Massachusetts St Hlth & Ed Fac Auth Rev Univ
                 MA Mem Issue Ser D.......................... 5.000    07/01/33        6,144,864
                                                                                  --------------
                                                                                      20,624,372
                                                                                  --------------
                 MICHIGAN  0.6%
        3,000    Kent Hosp Fin Auth MI Rev Metro Hosp Proj
                 Ser A....................................... 6.250    07/01/40        3,352,110
                                                                                  --------------

                 MINNESOTA  2.0%
           10    Chaska, MN Elec Rev Ser A................... 6.100    10/01/30           10,683
          990    Chaska, MN Elec Rev Ser A
                 (Prerefunded @ 10/01/10).................... 6.100    10/01/30        1,066,121
        1,150    Maple Grove, MN Hlthcare Fac Rev North Mem
                 Hlthcare.................................... 5.000    09/01/35        1,185,903
        2,200    Saint Paul, MN Hsg & Redev Auth Hosp Rev
                 Hlth East Proj.............................. 6.000    11/15/30        2,439,250
        2,000    Saint Paul, MN Hsg & Redev Auth Hosp Rev
                 Hlth East Proj.............................. 6.000    11/15/35        2,208,380
        3,875    Saint Paul, MN Port Auth Lease Rev Office
                 Bldg at Cedar Str (a)....................... 5.250    12/01/19        4,198,369
                                                                                  --------------
                                                                                      11,108,706
                                                                                  --------------
                 MISSISSIPPI  0.1%
          520    Mississippi Home Corp Single Family Rev Mtg
                 Ser C (GNMA Collateralized) (AMT)........... 7.600    06/01/29          542,178
          240    Mississippi Home Corp Single Family Rev Mtg
                 Ser F (GNMA Collateralized) (AMT)........... 7.550    12/01/27          252,298
                                                                                  --------------
                                                                                         794,476
                                                                                  --------------
                 MISSOURI  5.0%
        1,800    Cape Girardeau Cnty, MO Indl Dev Auth
                 Hlthcare Facs Rev Southeast MO Hosp Assoc
                 (Prerefunded @ 6/01/12)..................... 5.500    06/01/22        1,918,386
          350    Cape Girardeau Cnty, MO Indl Southeast MO
                 Hosp Assoc.................................. 5.500    06/01/22          365,011
        1,345    Kansas City, MO Metro Cmnty Leasehold Jr
                 College Impt & Rfdg (FGIC Insd) (Prerefunded
                 @ 7/01/11).................................. 5.500    07/01/17        1,436,339

See Notes to Financial Statements                                             15

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)            DESCRIPTION                                  COUPON   MATURITY       VALUE
------------------------------------------------------------------------------------------------
                 MISSOURI (CONTINUED)
$       1,375    Missouri St Hlth & Ed Fac Auth Rev Sr Living
                 Fac Lutheran Ser A.......................... 5.375%   02/01/35   $    1,444,644
        1,210    Saint Louis, MO Arpt Rev Cap Impt Pgm Ser A
                 (MBIA Insd) (Prerefunded @ 7/01/12)......... 5.375    07/01/18        1,305,384
        3,000    Sikeston, MO Elec Rev Rfdg (MBIA Insd)...... 6.200    06/01/10        3,140,790
        5,505    Springfield, MO Pub Bldg Corp Leasehold Rev
                 Amt Springfield Branson Arpt (AMBAC Insd)
                 (AMT) (d)................................... 4.550    07/01/29        5,408,415
        6,655    Springfield, MO Pub Bldg Corp Leasehold Rev
                 Amt Springfield Branson Arpt (AMBAC Insd)
                 (AMT) (d)................................... 4.600    07/01/36        6,538,238
        6,500    Springfield, MO Pub Util Rev (FGIC Insd).... 4.500    08/01/36        6,462,950
                                                                                  --------------
                                                                                      28,020,157
                                                                                  --------------
                 NEBRASKA  0.9%
        5,000    Omaha, NE Pub Pwr Dist Elec Rev Sys Ser A... 5.000    02/01/39        5,213,350
                                                                                  --------------

                 NEVADA  4.4%
       15,000    Clark Cnty, NV Arpt Rev Sub Lien Ser A-2
                 (FGIC Insd)................................. 5.000    07/01/36       15,655,200
        6,000    Clark Cnty, NV Indl Dev Rev Southwest Gas
                 Corp Proj Ser A (AMBAC Insd) (AMT).......... 5.250    07/01/34        6,344,340
        2,800    Clark Cnty, NV Indl Dev Rev Southwest Gas
                 Corp Proj Ser A (FGIC Insd) (AMT)........... 4.750    09/01/36        2,818,732
                                                                                  --------------
                                                                                      24,818,272
                                                                                  --------------
                 NEW HAMPSHIRE  0.6%
        1,155    New Hampshire Hlth & Ed Fac Auth Rev
                 Derryfield Sch.............................. 7.000    07/01/30        1,251,327
          845    New Hampshire Hlth & Ed Fac Univ Sys of NH
                 (AMBAC Insd)................................ 5.500    07/01/15          909,626
        1,000    New Hampshire St Bus Fin Auth Wtr Fac Rev
                 Pennichuck Wtrwks Inc (AMBAC Insd) (AMT).... 6.300    05/01/22        1,021,840
                                                                                  --------------
                                                                                       3,182,793
                                                                                  --------------
                 NEW JERSEY  19.9%
        3,110    Newark, NJ Hsg Auth Port Auth Newark Marine
                 Terminal (MBIA Insd) (Prerefunded @
                 1/01/14).................................... 5.250    01/01/20        3,383,804
        5,000    New Jersey Econ Dev Auth Mtr Veh Rev Ser A
                 (MBIA Insd)................................. 5.000    07/01/22        5,334,400
        2,700    New Jersey Econ Dev Auth Rev Cig Tax........ 5.750    06/15/29        2,923,803
        2,000    New Jersey Econ Dev Auth Rev Cig Tax........ 5.750    06/15/34        2,154,380
        3,000    New Jersey Econ Dev Auth Rev Motor Vehicle
                 Sur Rev Ser A (MBIA Insd)................... 5.000    07/01/23        3,167,040
       30,000    New Jersey Econ Dev Auth St Contract Econ
                 Recovery (MBIA Insd)........................ 5.900    03/15/21       35,721,900

 16                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)            DESCRIPTION                                  COUPON   MATURITY       VALUE
------------------------------------------------------------------------------------------------
                 NEW JERSEY (CONTINUED)
$       8,000    New Jersey Econ Dev Auth Wtr Fac Rev NJ Amer
                 Wtr Co Inc Proj Ser A (FGIC Insd) (AMT)..... 6.875%   11/01/34   $    8,097,920
       10,000    New Jersey St Ed Fac Auth Higher Ed Cap Impt
                 Ser A (AMBAC Insd) (Prerefunded @
                 9/01/12).................................... 5.250    09/01/21       10,766,400
       40,000    Tobacco Settlement Fin Corp NJ Ser 1A (d)... 5.000    06/01/41       39,444,000
                                                                                  --------------
                                                                                     110,993,647
                                                                                  --------------
                 NEW MEXICO  0.6%
        2,020    University NM Univ Rev Sub Lien Rfdg
                 Ser A (a)................................... 5.250    06/01/20        2,155,684
        1,125    University NM Univ Rev Sub Lien Rfdg Ser
                 A........................................... 5.250    06/01/21        1,200,566
                                                                                  --------------
                                                                                       3,356,250
                                                                                  --------------
                 NEW YORK  16.7%
        5,000    Long Island, NY Pwr Auth Elec Sys Rev Gen
                 Ser B....................................... 5.000    12/01/35        5,270,400
        5,000    Nassau Cnty, NY Tob Settlement Corp Asset
                 Bkd Ser A-3................................. 5.000    06/01/35        5,085,650
        1,000    Nassau Cnty, NY Tob Settlement Corp Asset
                 Bkd Ser A-3................................. 5.125    06/01/46        1,023,290
       11,000    New York City Hsg Dev Corp Multi-Family Rent
                 Hsg Rev Progress of Peoples Dev Ser B (FNMA
                 Collateralized) (AMT)....................... 4.950    05/15/36       11,186,010
        1,255    New York City Indl Dev Civic YMCA Gtr NY
                 Proj........................................ 5.800    08/01/16        1,289,425
        3,720    New York City Ser A......................... 7.000    08/01/07        3,748,532
        2,525    New York St Dorm Auth Lease Rev Muni Hlth
                 Fac Impt Pgm Ser A (FSA Insd)............... 5.500    05/15/25        2,578,808
        1,625    New York St Dorm Auth Lease Rev St Univ Dorm
                 Fac Ser A (Prerefunded @ 7/01/10)........... 6.000    07/01/14        1,754,496
        3,100    New York St Dorm Auth Rev City Univ Sys Cons
                 Ser A....................................... 5.625    07/01/16        3,437,590
        2,600    New York St Dorm Auth Rev Cons City Univ Sys
                 Second Gen Ser A............................ 5.750    07/01/13        2,809,690
        2,040    New York St Dorm Auth Rev Secd Hosp Gen Hosp
                 Rfdg........................................ 5.750    02/15/18        2,235,493
          775    New York St Dorm Auth Rev Ser B............. 7.500    05/15/11          845,386
          650    New York St Dorm Auth Rev Ser B (Prerefunded
                 @ 5/15/10).................................. 7.500    05/15/11          708,805
          500    New York St Dorm Auth Rev St Supported Debt
                 Mental Hlth Ser A (Prerefunded @ 4/27/07)
                 (a)......................................... 5.750    08/15/12          510,000
          320    New York St Dorm Auth Rev St Supported Debt
                 Mental Hlth Ser B (a)....................... 5.750    08/15/11          326,867
        2,195    New York St Dorm Auth Rev St Supported Debt
                 Mental Hlth Ser B (Prerefunded @ 4/27/07)
                 (a)......................................... 5.750    08/15/11        2,238,900
        5,000    New York St Dorm Auth Rev St Univ Ed Fac
                 Ser A....................................... 5.500    05/15/08        5,089,750

See Notes to Financial Statements                                             17

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)            DESCRIPTION                                  COUPON   MATURITY       VALUE
------------------------------------------------------------------------------------------------
                 NEW YORK (CONTINUED)
$       1,500    New York St Dorm Auth Rev Upstate Cmnty
                 Colleges Ser B.............................. 5.250%   07/01/20   $    1,613,370
        1,000    New York St Dorm Auth Rev Upstate Cmnty
                 Colleges Ser B.............................. 5.250    07/01/21        1,075,580
        1,055    New York St Mtg Agy Rev Homeowner Mtg Ser 82
                 (AMT)....................................... 5.650    04/01/30        1,089,804
        3,755    New York St Mtg Agy Rev Ser 101 (AMT)....... 5.400    04/01/32        3,861,792
       15,000    Port Auth NY & NJ Cons Ser 144 (d).......... 5.000    10/01/35       15,907,126
        4,000    Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK
                 Intl Arpt Terminal 6 (MBIA Insd) (AMT)...... 5.750    12/01/22        4,121,360
       12,960    TSASC Inc NY Ser 1.......................... 5.000    06/01/34       13,178,117
        2,150    Westchester, NY Tob Asset Sec Corp.......... 5.125    06/01/38        2,201,342
                                                                                  --------------
                                                                                      93,187,583
                                                                                  --------------
                 NORTH CAROLINA  5.9%
        1,500    North Carolina Eastn Muni Pwr Agy Pwr Sys
                 Rev Ser D................................... 6.700    01/01/19        1,610,430
       22,000    North Carolina Muni Pwr Agy No 1 Catawba
                 Elec Rev Rfdg (MBIA Insd)................... 6.000    01/01/12       24,115,740
        7,000    North Carolina Muni Pwr Agy Ser A
                 (MBIA Insd)................................. 5.250    01/01/19        7,496,370
                                                                                  --------------
                                                                                      33,222,540
                                                                                  --------------
                 NORTH DAKOTA  0.2%
          700    North Dakota St Hsg Fin Agy Rev Hsg Fin Pgm
                 Home Mtg Fin Ser B (MBIA Insd) (AMT)........ 5.500    07/01/29          708,435
          330    North Dakota St Hsg Fin Agy Ser C (AMT)..... 5.550    07/01/29          332,036
                                                                                  --------------
                                                                                       1,040,471
                                                                                  --------------
                 OHIO  2.1%
        1,000    Cleveland-Cuyahoga Cnty, OH Port Auth Rev
                 Student Hsg Euclid Ave Fenn Proj (AMBAC
                 Insd)....................................... 5.000    08/01/28        1,052,040
        1,000    Cleveland, OH Muni Sch Dist (FSA Insd)...... 5.250    12/01/24        1,080,920
        1,500    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
                 Proj........................................ 7.500    01/01/30        1,644,195
        2,450    Lorain Cnty, OH Hosp Rev Catholic Hlthcare
                 Impt & Rfdg Ser A........................... 5.250    10/01/33        2,561,475
        2,000    Lorain Cnty, OH Hosp Rev Catholic Hlthcare
                 Ser S....................................... 5.375    10/01/30        2,107,320
        3,000    Lucas Cnty, OH Hosp Rev Promedica Hlthcare
                 Oblig Rfdg (MBIA Insd)...................... 6.000    11/15/07        3,036,600
                                                                                  --------------
                                                                                      11,482,550
                                                                                  --------------
                 OKLAHOMA  3.3%
        3,410    Jenks, OK Aquarium Auth Rev Rfdg
                 (MBIA Insd) (a)............................. 5.250    07/01/24        3,680,072
        1,475    Jenks, OK Aquarium Auth Rev Rfdg (MBIA
                 Insd)....................................... 5.250    07/01/33        1,593,723

 18                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)            DESCRIPTION                                  COUPON   MATURITY       VALUE
------------------------------------------------------------------------------------------------
                 OKLAHOMA (CONTINUED)
$       3,970    McAlester, OK Pub Wk Auth Util Cap Apprec
                 (FSA Insd)..................................   *      02/01/34   $    1,223,673
        2,250    Oklahoma City, OK Pub Ppty Auth Hotel Tax
                 Rev (FGIC Insd)............................. 5.250%   10/01/29        2,456,010
        1,065    Oklahoma Dev Fin Auth Lease Rev OK Council
                 Law Enforcement (MBIA Insd) (a)............. 5.500    06/01/17        1,147,261
        1,120    Oklahoma Dev Fin Auth Lease Rev OK Council
                 Law Enforcement (MBIA Insd) (a)............. 5.500    06/01/18        1,209,141
        1,185    Oklahoma Dev Fin Auth Lease Rev OK Council
                 Law Enforcement (MBIA Insd) (a)............. 5.500    06/01/19        1,279,314
        2,250    Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev
                 (AMBAC Insd) (Prerefunded @ 11/01/09)....... 6.250    11/01/22        2,431,620
        3,140    Tulsa, OK Indl Auth Hosp Rev Hillcrest Med
                 Cent Proj Rfdg (Connie Lee Insd) (a) (e).... 6.250    06/01/08        3,225,439
                                                                                  --------------
                                                                                      18,246,253
                                                                                  --------------
                 OREGON  1.9%
        5,000    Oregon Hlth Sciences Univ Insd Ser A
                 (MBIA Insd)................................. 5.250    07/01/22        5,324,400
        5,000    Oregon St Dept Admin Rfdg Ser C (MBIA
                 Insd)....................................... 5.250    11/01/18        5,321,650
                                                                                  --------------
                                                                                      10,646,050
                                                                                  --------------
                 PENNSYLVANIA  6.4%
        2,210    Chartiers Vly, PA Sch Dist Ser A (FSA Insd)
                 (a)......................................... 5.250    10/15/19        2,402,933
       24,740    Pennsylvania St Pub Sch Bldg Auth Lease Rev
                 Sch Dist Ser B (FSA Insd) (d)............... 4.500    06/01/32       24,646,978
        3,000    Susquehanna Area Regl Arpt Auth PA Arpt Sys
                 Rev Ser A (AMBAC Insd) (AMT)................ 5.375    01/01/21        3,167,970
        5,415    Susquehanna Area Regl Arpt Auth PA Ser A
                 (AMBAC Insd) (AMT) (a)...................... 5.375    01/01/22        5,715,370
                                                                                  --------------
                                                                                      35,933,251
                                                                                  --------------
                 SOUTH CAROLINA  4.9%
        2,500    Charleston Ed Excellence Fin Corp SC Rev
                 Charleston Cnty Sch Dist (d)................ 5.250    12/01/25        2,676,788
        7,500    Charleston Ed Excellence Fin Corp SC Rev
                 Charleston Cnty Sch Dist (d)................ 5.250    12/01/26        8,030,362
        5,000    Easley, SC Util Rev Impt & Comb Rfdg
                 (FSA Insd).................................. 5.000    12/01/34        5,269,100
        2,000    Laurens Cnty, SC Sch Dist No 55 Installment
                 Pur Rev..................................... 5.250    12/01/30        2,120,400
        5,000    South Carolina Jobs Econ Dev Auth Indl Rev
                 Elec & Gas Co Proj Ser A (AMBAC Insd)....... 5.200    11/01/27        5,286,150
        3,750    South Carolina Jobs Econ Dev Auth Indl Rev
                 Elec & Gas Co Proj Ser B (AMBAC Insd)
                 (AMT)....................................... 5.450    11/01/32        3,982,162
                                                                                  --------------
                                                                                      27,364,962
                                                                                  --------------

See Notes to Financial Statements                                             19

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)            DESCRIPTION                                  COUPON   MATURITY       VALUE
------------------------------------------------------------------------------------------------
                 SOUTH DAKOTA  2.9%
$       1,375    Deadwood, SD Ctf Partn (ACA Insd)........... 6.375%   11/01/20   $    1,456,579
        4,000    South Dakota Hsg Dev Auth Homeownership Mtg
                 Ser E (AMT) (d)............................. 4.500    11/01/26        3,916,100
        8,060    South Dakota Hsg Dev Auth Homeownership Mtg
                 Ser E (AMT) (d)............................. 4.625    05/01/36        7,896,100
        2,500    South Dakota St Hlth & Ed Fac Auth Rev Sioux
                 Vly Hosp & Hlth Sys Ser A................... 5.250    11/01/34        2,634,550
                                                                                  --------------
                                                                                      15,903,329
                                                                                  --------------
                 TENNESSEE  1.3%
        1,750    Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev
                 CDFI Phase I LLC Proj Rfdg Ser A............ 5.125    10/01/35        1,789,550
        2,000    Elizabethton, TN Hlth & Ed Fac Brd Rev Impt
                 Hosp First Mtg Rfdg Ser B................... 8.000    07/01/33        2,339,200
        1,500    Elizabethton, TN Hlth & Ed Fac Brd Rev Impt
                 Hosp Rfdg Ser B (MBIA Insd) (a)............. 7.750    07/01/29        1,792,200
        1,000    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
                 First Mtg Mtn St Hlth Rfdg Ser A (MBIA
                 Insd)....................................... 7.500    07/01/25        1,193,650
                                                                                  --------------
                                                                                       7,114,600
                                                                                  --------------
                 TEXAS  14.8%
        2,000    Alliance Arpt Auth Inc TX Spl Fac Rev FedEx
                 Corp Proj Rfdg (AMT)........................ 4.850    04/01/21        2,044,980
        2,350    Austin, TX Ctf Oblig (MBIA Insd) (a)........ 5.375    09/01/20        2,527,707
        2,545    Dallas Cnty, TX Cmnty College Fin Sys (AMBAC
                 Insd) (Prerefunded @ 2/15/10) (a)........... 5.375    02/15/17        2,657,285
        5,500    Dallas-Fort Worth, TX Intl Arpt Rev Jt Impt
                 & Rfdg Ser A (FGIC Insd) (AMT).............. 5.500    11/01/31        5,810,200
        4,000    Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A
                 (FGIC Insd) (AMT)........................... 5.750    11/01/30        4,165,440
        8,000    Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A
                 (FSA Insd) (AMT)............................ 5.500    11/01/21        8,664,480
        2,000    Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev
                 Mem Hermann Hlthcare Ser A (Prerefunded @
                 6/01/11).................................... 6.375    06/01/29        2,212,280
        2,000    Houston, TX Arpt Sys Rev Sub Lien (FSA
                 Insd)....................................... 5.500    07/01/20        2,155,680
       10,000    Houston, TX Arpt Sys Rev Sub Lien Ser A (FSA
                 Insd) (AMT)................................. 5.125    07/01/32       10,326,200
        3,000    Houston, TX Arpt Sys Rev Sub Lien Ser A (FSA
                 Insd) (AMT)................................. 5.625    07/01/30        3,141,300
       12,000    Houston, TX Util Sys Rev First Lien Rfdg Ser
                 A (FSA Insd)................................ 5.250    05/15/21       12,935,280
        2,185    Lower CO Riv Auth TX Transmission Contract
                 Rev LCRA Svc Corp Proj Rfdg (FGIC Insd)..... 5.000    05/15/24        2,265,758
        2,185    Lower CO Riv Auth TX Transmission Contract
                 Rev LCRA Svc Corp Proj Rfdg (FGIC Insd)..... 5.000    05/15/25        2,270,717

 20                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)            DESCRIPTION                                  COUPON   MATURITY       VALUE
------------------------------------------------------------------------------------------------
                 TEXAS (CONTINUED)
$       4,000    Lower CO Riv Auth TX Transmission Contract
                 Rev LCRA Svc Corp Proj Rfdg (FGIC Insd)..... 5.000%   05/15/33   $    4,109,520
        1,000    Matagorda Cnty, TX Na Dist No 1 Rev Coll
                 Centerpoint Energy Proj Rfdg................ 5.600    03/01/27        1,064,560
        3,000    Metropolitan Hlth Fac Dev Corp TX Wilson N
                 Jones Mem Hosp Proj......................... 7.250    01/01/31        3,111,360
       10,000    North Cent, TX Hlth Fac Dev Hosp Childrens
                 Med Ctr Dallas (AMBAC Insd)................. 5.250    08/15/32       10,543,500
        2,360    University of TX Univ Rev Fin Sys Ser B
                 (Prerefunded @ 8/15/13)..................... 5.250    08/15/20        2,558,688
                                                                                  --------------
                                                                                      82,564,935
                                                                                  --------------
                 UTAH  0.4%
        2,380    Mountain Regl Wtr Spl Svc Dist Rfdg
                 (MBIA Insd)................................. 5.000    12/15/33        2,497,429
                                                                                  --------------

                 VIRGINIA  0.7%
        2,000    Tobacco Settlement Fin Corp VA Asset Bkd.... 5.500    06/01/26        2,139,120
        1,670    Tobacco Settlement Fin Corp VA Asset Bkd
                 (Prerefunded @ 6/01/15)..................... 5.625    06/01/37        1,857,675
                                                                                  --------------
                                                                                       3,996,795
                                                                                  --------------
                 WASHINGTON  7.9%
        9,850    Bellevue, WA Convention Ctr Auth Spl Oblig
                 Rev Comp Int Rfdg (MBIA Insd)...............   *      02/01/25        4,532,773
        7,500    Chelan Cnty, WA Pub Util Dist No 001 Cons
                 Rev Chelan Hydro Ser A (MBIA Insd) (AMT).... 5.600    01/01/36        7,995,075
        5,000    Energy Northwest WA Elec Rev Columbia
                 Generating Rfdg Ser A (FSA Insd)............ 5.500    07/01/16        5,386,400
        2,500    Energy Northwest WA Elec Rev Proj No 3 Rfdg
                 Ser A (FSA Insd)............................ 5.500    07/01/18        2,688,200
        5,000    Energy Northwest WA Elec Rev Proj No 3 Rfdg
                 Ser B (FSA Insd)............................ 6.000    07/01/16        5,530,100
        2,000    Port Seattle, WA Rev Ser B (MBIA Insd)
                 (AMT)....................................... 5.625    02/01/24        2,096,520
        2,120    Seattle, WA Muni Lt & Pwr Rev............... 5.625    12/01/17        2,242,663
        3,000    Spokane, WA Pub Fac Dist Hotel Motel & Sales
                 Use Tax (MBIA Insd)......................... 5.250    09/01/33        3,196,380
        4,750    Tacoma, WA Elec Sys Rev Rfdg Ser A (FSA
                 Insd)....................................... 5.750    01/01/14        5,122,495
        1,500    Tacoma, WA Elec Sys Rev Rfdg Ser B (FSA
                 Insd)....................................... 5.500    01/01/12        1,612,395
        5,125    Washington St Pub Pwr Supply Sys Nuclear
                 Proj No 3 Rev Rfdg Ser C (MBIA Insd) (a)....   *      07/01/14        3,855,435
                                                                                  --------------
                                                                                      44,258,436
                                                                                  --------------

See Notes to Financial Statements                                             21

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)            DESCRIPTION                                  COUPON   MATURITY       VALUE
------------------------------------------------------------------------------------------------
                 WEST VIRGINIA  1.4%
$       8,000    Harrison Cnty, WV Cmnty Solid Waste Disp Rev
                 West Penn Pwr Co Proj Ser A (MBIA Insd)
                 (AMT)....................................... 6.875%   04/15/22   $    8,019,520
                                                                                  --------------

                 WISCONSIN  0.9%
        1,500    Southeast WI Professional Baseball Pk Dist
                 Sales Tax Rev Rfdg Ser A (MBIA Insd)........ 5.500    12/15/20        1,728,525
        3,000    Wisconsin St Hlth & Ed Fac Wheaton
                 Franciscan Svc Rfdg (Prerefunded @
                 2/15/12).................................... 5.750    08/15/30        3,289,290
                                                                                  --------------
                                                                                       5,017,815
                                                                                  --------------
                 WYOMING  0.2%
        1,000    University WY Univ Rev Fac Impt (FSA
                 Insd)....................................... 5.500    06/01/18        1,065,890
                                                                                  --------------

                 PUERTO RICO  4.1%
       10,000    Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev
                 Rfdg Ser Y (FSA Insd) (g)................... 6.250    07/01/21       12,372,000
        3,000    Puerto Rico Elec Pwr Auth Pwr Ser TT (b).... 5.000    07/01/27        3,172,620
        7,000    Puerto Rico Elec Pwr Auth Pwr Ser TT (b).... 5.000    07/01/32        7,373,240
                                                                                  --------------
                                                                                      22,917,860
                                                                                  --------------
TOTAL LONG-TERM INVESTMENTS  187.4%
  (Cost $996,454,232)..........................................................    1,047,096,796
SHORT-TERM INVESTMENTS  0.3%
  (Cost $2,000,000)............................................................        2,000,000
                                                                                  --------------
TOTAL INVESTMENTS  187.7%
  (Cost $998,454,232)..........................................................    1,049,096,796
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES
HELD  (26.7%)
  (Cost ($149,130,000))
     (149,130)   Notes with interest rates ranging from 3.95% to 4.08% at April
                 30, 2007 and collateral with contractual maturities ranging
                 from 2024 to 2041 (See Note 1) (h)............................     (149,130,000)
                                                                                  --------------

TOTAL NET INVESTMENTS  161.0%
  (Cost $847,454,424)..........................................................      899,966,796
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.1%)..................................         (548,132)
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (60.9%)....................     (340,531,657)
                                                                                  --------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%.................................   $  558,887,007
                                                                                  ==============

 22                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) The Trust owns 100% of the outstanding bond issuance.

(b) Security purchased on a when-issued or delayed delivery basis.

(c) Securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.3% of net assets applicable to common shares.

(d) Underlying security related to Inverse Floaters entered into by the Trust. See Note 1.

(e) Escrowed to Maturity

(f) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(g) All or a portion of this security has been physically segregated in connection with open futures contracts.

(h) Floating rate notes. The interest rate shown reflects the rates in effect at April 30, 2007.

ACA--American Capital Access

AGL--Assured Guaranty Ltd.

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FNMA--Federal National Mortgage Association

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

XLCA--XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF APRIL 30, 2007:

                                                                            UNREALIZED
                                                                           APPRECIATION/
SHORT CONTRACTS:                                              CONTRACTS    DEPRECIATION
----------------------------------------------------------------------------------------
U.S. Treasury Bonds Futures, June 2007 (Current Notional
  Value of $111,750 per contract)...........................    1,088        $422,195
                                                                -----        --------

See Notes to Financial Statements                                             23

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $998,454,232).......................  $1,049,096,796
Receivables:
  Interest..................................................      14,900,213
  Investments Sold..........................................         125,000
Other.......................................................           6,336
                                                              --------------
    Total Assets............................................   1,064,128,345
                                                              --------------
LIABILITIES:
Floating Rate Note Obligations..............................     149,130,000
Payables:
  Investments Purchased.....................................      10,491,740
  Custodian Bank............................................       2,708,617
  Variation Margin on Futures...............................         918,000
  Investment Advisory Fee...................................         331,818
  Income Distributions--Common Shares.......................          84,739
  Other Affiliates..........................................          40,268
  Trust Shares Repurchased..................................           4,000
Trustees' Deferred Compensation and Retirement Plans........         852,728
Accrued Expenses............................................         147,771
                                                              --------------
    Total Liabilities.......................................     164,709,681
Preferred Shares (including accrued distributions)..........     340,531,657
                                                              --------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $  558,887,007
                                                              ==============
NET ASSET VALUE PER COMMON SHARE ($558,887,007 divided by
  34,128,537 shares outstanding)............................  $        16.38
                                                              ==============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 34,128,537 shares issued and
  outstanding)..............................................  $      341,285
Paid in Surplus.............................................     507,585,872
Net Unrealized Appreciation.................................      51,064,759
Accumulated Undistributed Net Investment Income.............       1,592,544
Accumulated Net Realized Loss...............................      (1,697,453)
                                                              --------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $  558,887,007
                                                              ==============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 13,600 issued with liquidation preference of
  $25,000 per share)........................................  $  340,000,000
                                                              ==============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $  898,887,007
                                                              ==============

 24                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $25,088,367
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    2,466,636
Interest and Residual Trust Expenses........................    2,286,221
Preferred Share Maintenance.................................      444,789
Professional Fees...........................................       72,896
Accounting and Administrative Expenses......................       71,463
Trustees' Fees and Related Expenses.........................       64,374
Reports to Shareholders.....................................       42,173
Custody.....................................................       29,174
Transfer Agent Fees.........................................       18,973
Registration Fees...........................................       18,883
Other.......................................................       74,311
                                                              -----------
    Total Expenses..........................................    5,589,893
    Investment Advisory Fee Reduction.......................      373,848
    Less Credits Earned on Cash Balances....................          282
                                                              -----------
    Net Expenses............................................    5,215,763
                                                              -----------
NET INVESTMENT INCOME.......................................  $19,872,604
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 1,001,531
  Futures...................................................   (1,114,244)
  Swap Contracts............................................   (1,473,278)
                                                              -----------
Net Realized Loss...........................................   (1,585,991)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   57,935,347
                                                              -----------
  End of the Period:
    Investments.............................................   50,642,564
    Futures.................................................      422,195
                                                              -----------
                                                               51,064,759
                                                              -----------
Net Unrealized Depreciation During the Period...............   (6,870,588)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(8,456,579)
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(6,052,074)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 5,363,951
                                                              ===========

See Notes to Financial Statements                                             25

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2007     OCTOBER 31, 2006
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $ 19,872,604        $ 32,814,011
Net Realized Gain/Loss..................................      (1,585,991)          2,557,650
Net Unrealized Appreciation/Depreciation During the
  Period................................................      (6,870,588)         11,137,467

Distributions to Preferred Shareholders:
  Net Investment Income.................................      (6,052,074)         (9,290,320)
  Net Realized Gain.....................................             -0-          (1,286,223)
                                                            ------------        ------------
Change in Net Assets Applicable to Common Shares from
  Operations............................................       5,363,951          35,932,585

Distributions to Common Shareholders:
  Net Investment Income.................................     (13,323,330)        (23,610,637)
  Net Realized Gain.....................................             -0-          (5,326,749)
                                                            ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................      (7,959,379)          6,995,199

FROM CAPITAL TRANSACTIONS:
Proceeds from Common Shares Acquired Through Merger.....             -0-         306,870,227
Cost of Shares Repurchased..............................        (692,124)                -0-
                                                            ------------        ------------
TOTAL INCREASE/DECREASE IN NET ASSETS APPLICABLE TO
  COMMON SHARES.........................................      (8,651,503)        313,865,426
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................     567,538,510         253,673,084
                                                            ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $1,592,544 and $1,095,344,
  respectively).........................................    $558,887,007        $567,538,510
                                                            ============        ============

 26                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                          SIX MONTHS
                                            ENDED                  YEAR ENDED OCTOBER 31,
                                          APRIL 30,    -----------------------------------------------
                                             2007       2006      2005      2004      2003      2002
                                          ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
 PERIOD..................................  $ 16.61     $ 16.52   $ 16.89   $ 17.02   $ 17.48   $ 17.59
                                           -------     -------   -------   -------   -------   -------
 Net Investment Income...................     0.58(a)     1.11(a)    1.12     1.13      1.19      1.23
 Net Realized and Unrealized Gain/Loss...    (0.24)       0.49     (0.33)     0.23      0.09      0.15
 Common Share Equivalent of Distributions
   Paid to Preferred Shareholders:
   Net Investment Income.................    (0.18)      (0.31)    (0.22)    (0.10)    (0.08)    (0.09)
   Net Realized Gain.....................     0.00       (0.04)     0.00     (0.02)    (0.04)    (0.08)
                                           -------     -------   -------   -------   -------   -------
Total from Investment Operations.........     0.16        1.25      0.57      1.24      1.16      1.21
Distributions Paid to Common
 Shareholders:
   Net Investment Income.................    (0.39)      (0.81)    (0.94)    (1.08)    (1.16)    (1.08)
   Net Realized Gain.....................     0.00       (0.35)     0.00     (0.29)    (0.46)    (0.24)
                                           -------     -------   -------   -------   -------   -------
NET ASSET VALUE, END OF THE PERIOD.......  $ 16.38     $ 16.61   $ 16.52   $ 16.89   $ 17.02   $ 17.48
                                           =======     =======   =======   =======   =======   =======

Common Share Market Price at End of the
 Period..................................  $ 15.84     $ 14.70   $ 14.35   $ 15.20   $ 16.65   $ 16.04
Total Return* (b)........................   10.49%**    10.76%     0.55%    -0.60%    14.53%    11.36%
Net Assets Applicable to Common Shares at
 End of the Period (In millions).........  $ 558.9     $ 567.5   $ 253.7   $ 259.4   $ 261.3   $ 268.3
Ratio of Expenses to Average Net Assets
 Applicable to Common Shares* (c)........    1.86%       1.36%     1.18%     1.30%     1.28%     1.42%
Ratio of Net Investment Income to Average
 Net Assets Applicable to Common Shares*
 (c).....................................    7.10%       6.86%     6.67%     6.74%     6.90%     7.17%
Portfolio Turnover.......................       5%**       20%       32%       28%       36%       43%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
  Ratio of Expenses to Average Net Assets
    Applicable to Common Shares (c)......    2.00%         N/A       N/A       N/A       N/A       N/A
  Ratio of Net Investment Income to
    Average Net Assets Applicable to
    Common Shares (c)....................    6.96%         N/A       N/A       N/A       N/A       N/A

SUPPLEMENTAL RATIOS:
Ratio of Expenses (Excluding Interest and
 Residual Trust Expenses) to Average Net
 Assets Applicable to Common Shares
 (c).....................................    1.05%       1.25%     1.18%     1.30%     1.28%     1.42%
Ratio of Expenses (Excluding Interest and
 Residual Trust Expenses) to Average Net
 Assets Including Preferred Shares (c)...    0.65%       0.78%     0.75%     0.82%     0.81%     0.91%
Ratio of Net Investment Income to Average
 Net Assets Applicable to Common Shares
 (d).....................................    4.94%       4.92%     5.37%     6.15%     6.43%     6.61%

SENIOR SECURITIES:
Total Preferred Shares Outstanding.......   13,600      13,600     6,000     6,000     6,000     6,000
Asset Coverage Per Preferred Share (e)...  $66,134     $66,761   $67,307   $68,253   $68,560   $69,736
Involuntary Liquidating Preference Per
 Preferred Share.........................  $25,000     $25,000   $25,000   $25,000   $25,000   $25,000
Average Market Value Per Preferred
 Share...................................  $25,000     $25,000   $25,000   $25,000   $25,000   $25,000

** Non-Annualized
(a)Based on average shares outstanding.
(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.
(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.
(d)Ratios reflect the effect of dividend payments to preferred shareholders.
(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.
N/A=Not Applicable

See Notes to Financial Statements                                             27

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Municipal Opportunity Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust commenced investment operations on April 24, 1992.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Interest rate swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed-delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2007, the Trust had $10,491,740 of when issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains.

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

At October 31, 2006, the Trust had an accumulated capital loss carryforward for tax purposes of $1,757,902 which will expire according to the following schedule.

AMOUNT                                                             EXPIRATION
$ 577,984...................................................    October 31, 2013
1,179,918...................................................    October 31, 2014

    Part of the capital loss carryforward above was acquired due to a merger with another regulated investment company. Please see footnote 3 for details.

    At April 30, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $847,538,661
                                                                ============
Gross tax unrealized appreciation...........................    $ 54,179,740
Gross tax unrealized depreciation...........................      (1,751,605)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 52,428,135
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed at least annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2006 was as follows:

  Distributions paid from:
    Ordinary income.........................................    $   478,073
    Tax exempt income.......................................     32,610,353
    Long-term capital gain..................................      6,136,619
                                                                -----------
                                                                $39,225,045
                                                                ===========

    As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $      217
Undistributed tax-exempt income.............................     1,471,303
Undistributed long-term capital gain........................             0

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD The Trust enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts' assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

in the bonds. The Trust enters into shortfall agreements with the dealer trusts, which commit the Trust to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Trust, thereby collapsing the dealer trusts. The Trust accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate note obligations and any administrative expenses of the dealer trusts under the caption "Interest and Residual Trust Expenses" on the Trust's Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At April 30, 2007, Trust investments with a value of $209,916,109 are held by the dealer trusts and serve as collateral for the $149,130,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at April 30, 2007 are presented on the Portfolio of Investments.

G. EXPENSE REDUCTION During the six months ended April 30, 2007, the Trust's custody fee was reduced by $282 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets including preferred shares of the Trust. Effective December 1, 2006, the Adviser has agreed to waive investment advisory fees equal to .10% of the average daily net assets including preferred shares of the Trust. During the period ended April 30, 2007, the Adviser waived $373,848 of its advisory fees. This waiver is voluntary and can be discontinued at any time.

    For the six months ended April 30, 2007, the Trust recognized expenses of approximately $34,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2007, the Trust recognized expenses of approximately $41,300 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers and trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

For the six months ended April 30, 2007 and the year ended October 31, 2006, transactions in common shares were as follows:

                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2007     OCTOBER 31, 2006
Beginning Shares........................................     34,172,537          15,357,684
Shares Repurchased*.....................................        (44,000)                -0-
Shares Acquired Through Merger..........................            -0-          18,814,853
                                                             ----------          ----------
Ending Shares...........................................     34,128,537          34,172,537
                                                             ==========          ==========

* On February 28, 2007, the Trust commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Trust's shares trade from their net asset value. For the period ended April 30, 2007, the Trust repurchased 44,000 of its shares at an average discount of 5.42% from net asset value per share. The Trust expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes such activity will further the accomplishment of the foregoing objectives, subject to review of the Trustees.

    On January 27, 2006, the Trust acquired all of the assets and liabilities of the Van Kampen Advantage Municipal Income Trust (ticker symbol VKA) through a tax-free reorganization approved by VKA's shareholders on January 11, 2006. The Trust issued 18,814,853 common shares with a net asset value of $306,870,227 and 7,600 Auction Preferred Shares (APS) with a liquidation value of $190,000,000 in exchange for VKA's net assets. The shares of VKA were converted into Trust shares at a ratio of 0.984721 to 1 and 1 to 1, for common shares and APS, respectively. Net unrealized appreciation of VKA as of January 27, 2006 was $26,207,937. The Trust assumed VKA's book to tax accretion difference, which resulted in a $652,090 increase to accumulated undistributed net investment income and a corresponding decrease to net unrealized appreciation. Combined net assets applicable to common shares on the day of the reorganization were $557,410,249 and combined net assets including preferred shares were $897,410,249. Included in these net assets was a capital loss carryforward of $577,984, gains or losses of $287,664 recognized for tax purposes on open futures transactions at January 27, 2006, and deferred losses relating to wash sales transactions of $84,376 which are included with accumulated net realized loss of which all can be utilized by the acquiring Trust. Additionally, included in these net assets was a deferred compensation and retirement plan balance of $357,767 which is included with accumulated undistributed net investment income.

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $123,058,628 and $50,541,351, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    Summarized below are the specific types of derivative financial instruments used by the Trust.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury securities and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Trust's effective maturity and duration. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the future broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended April 30, 2007 were as follows:

                                                                CONTRACTS
Outstanding at October 31, 2006.............................        826
Futures Opened..............................................      3,726
Futures Closed..............................................     (3,464)
                                                                 ------
Outstanding at April 30, 2007...............................      1,088
                                                                 ======

B. INVERSE FLOATING RATE INVESTMENTS The Trust may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a dealer trust in exchange for cash and residual interests

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

in the dealer trust. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Trust to greater risk and increased costs. Leverage may cause the Trust's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Trust's portfolio securities. The use of leverage may also cause the Trust to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

C. INTEREST RATE SWAPS The Trust may enter into forward interest rate swap transactions intended to help the Trust manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Trust's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve the Trust's agreement with a counterparty to pay, in the future, a fixed or variable payment in exchange for the counterparty paying the Trust a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Trust's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Trust may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward contract is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. The Trust intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counter party failing to honor its commitment to pay any realized gain to the Trust upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of the Trust with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the trust has an unrealized loss on a swap contract, the Trust has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Restricted cash, if any, for segregating purposes is shown on the Statement of Assets and Liabilities.

6. PREFERRED SHARES

The Trust has outstanding 13,600 APS. Series A and B contain 3,000 shares, Series C, D and E contain 2,000 shares, and Series F contains 1,600 shares. Dividends are cumulative and the dividend rate on each series is generally reset every 28 days through an auction process. The average rate in effect on April 30, 2007 was 3.771%. During the six months ended April 30, 2007, the rates ranged from 3.300% to 3.900%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations.

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

7. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the trust NAV calculations as late as the trust's last NAV calculation in the first required financial statement period. As a result, the Trust will incorporate FIN 48 in its semiannual report on April 30, 2008. The impact to the Trust's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Trust's financial statement disclosures.

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

COMPUTERSHARE TRUST COMPANY, N.A.
c/o Computershare Investor Services
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Municipal Opportunity Trust

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Municipal Opportunity Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Municipal Opportunity Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                   1 Parkview Plaza, Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                   VMOSAR 6/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-01478P-Y04/07

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                                                 TOTAL NUMBER OF       MAXIMUM NUMBER
                                               SHARES PURCHASED AS   OF SHARES THAT MAY
                                                 PART OF PUBLICLY     YET BE PURCHASED
            TOTAL NUMBER OF    AVERAGE PRICE     ANNOUNCED PLANS     UNDER THE PLANS OR
PERIOD*    SHARES PURCHASED   PAID PER SHARE       OR PROGRAMS            PROGRAMS
--------   ----------------   --------------   -------------------   ------------------
November            --                --                  --                     --
December            --                --                  --                     --
January             --                --                  --                     --
February            --                --                  --              3,417,254
March           37,300             15.61              37,300              3,379,954
April            6,700             15.59               6,700              3,373,254

*    The Share Repurchase Program commenced on 2/28/2007.

The Trust expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Trustees.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Municipal
Opportunity Trust


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 21, 2007


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: June 21, 2007